COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
COMMITMENTS AND CONTINGENCIES
Rent expense	$ 24,000	$ 34,000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows paid for operating lease	27,170	34,067
Right-of-use assets obtained in exchange for lease obligation:
Operating lease	$ 142,056	$ 67,791